Fair value Measurements (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Stock Issued During Period, Value, New Issues			$ 950,000
Stock Issued During Period, Value, Other
Fair Value Adjustment of Warrants				$ 1,000			$ 67,000	$ 67,000	$ (67,000)
Eos SENOLYTIXS Inc [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Stock Issued During Period, Value, New Issues						$ 100,000,000
Fully diluted share						$ 17
Expected volatility						100.00%
Exercise price						$ 17.00
Expected dividend yield					0.00%	0.00%	0.00%	0.00%
Risk-free interest rate					4.41%	3.78%	4.25%	4.24%
Stock Issued During Period, Value, Other
Warrant term description						the Company remeasured the warrant components of the forward contracts using the updated remaining warrant terms and remeasured the present values of the remaining capital commitments using the remaining periods of approximately 0.82 and 0.83 years until the respective second closings
[custom:PreferredStockForwardLiability-0]	$ 570,000	566,000				$ 566,000
Fair Value Adjustment of Warrants	$ (136,000)					4,000
Issuance ofequity incentive share liability						1,000,000
Equity incentive share liability		1,000,000				$ 1,000,000
Eos SENOLYTIXS Inc [Member] | Series A Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Stock Issued During Period, Shares, Other						35,293
Stock Issued During Period, Value, Other						$ 600,000
Stock Repurchased During Period, Value						$ 570,000
Eos SENOLYTIXS Inc [Member] | US Treasury and Government [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Risk-free interest rate						4.43%
Eos SENOLYTIXS Inc [Member] | US Treasury and Government [Member] | Minimum [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Risk-free interest rate						4.31%
Eos SENOLYTIXS Inc [Member] | US Treasury and Government [Member] | Maximum [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Risk-free interest rate						4.40%
Common Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Stock Issued During Period, Value, New Issues
Stock Issued During Period, Value, Other
Common Stock [Member] | Eos SENOLYTIXS Inc [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Issued price per share		$ 17.00				$ 17.00
Stock Issued During Period, Value, New Issues						$ 100,000,000
Warrant [Member] | Eos SENOLYTIXS Inc [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Issuance term		10 years				10 years
Remaining contractual term		9 years 9 months 18 days				9 years 9 months 18 days